Income taxes - Net operating loss carryforward (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
US federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards		$ 20,906
US state
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 22,624	30,526	$ 29,801
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 17,018	$ 8,342